Employee Benefits - Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Average length of obligation (years)	13 years 5 months 12 days	14 years 4 months 17 days
Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Average length of obligation (years)	13 years 5 months 12 days	14 years 4 months 17 days
Rate of increase in salaries
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.47%	4.47%
Rate of increase in salaries | Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.47%	4.47%
Rate of increase in pensions
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Rate of increase in post-mortem pensions
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	0.00%	0.00%
Rate of increase in medical services
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	7.65%	7.65%
Inflation assumption
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Inflation assumption | Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Rate of increase in basic basket for active personnel
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	5.00%	5.00%
Rate of increase in basic basket for active personnel | Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	5.00%	5.00%
Rate of increase in basic basket for retired personnel
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Rate of increase in basic basket for retired personnel | Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Rate of increase in gas and gasoline
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Rate of increase in gas and gasoline | Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Discount and return on plan assets rate
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	9.39%	8.46%
Discount and return on plan assets rate | Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	9.39%	8.46%